ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 0.9	$ 1.5
Expected weighted-average period of unrecognized cost	1 year 9 months 18 days	1 year 8 months 8 days